Stock-based Compensation [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Stock Option Plan [Member]
Summary of Stock Transactions [Table Text Block]

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of fiscal year	17,476,100	¥1
Exercised	(4,421,900)	1
Forfeited or Expired	(49,900)	1
Transitioned to the Board Incentive Plan(1)	(12,111,500)	1

Outstanding, end of fiscal year	892,800	¥1	24.81	¥624

Exercisable, end of fiscal year	—	¥—	—	¥—

Note:

(1)	All shares transitioned to the Board Incentive Plan were granted and vested. See the explanation of the following item, The Board Incentive Plan, for more information.

Fair Value Assumption of Stock Acquisition Rights [Table Text Block]

	Fiscal years ended March 31,(1)
	2015	2016
Risk-free interest rate	0.11%	0.07%
Expected volatility	28.74%	28.03%
Expected term	4 years	4 years
Expected dividend yield	2.67%	2.06%

Note:

(1)	There are no issuances under the Stock Option Plan during the fiscal year ended March 31, 2017.

Board Incentive Plan [Member]
Schedule of Share-based Compensation, Share-based Payment Award Activity [Table Text Block]

	The BIP Trust I		The BIP Trust II
	Number of Shares	Weighted—average grant—date fair value	Number of Shares	Weighted—average grant—date fair value
Nonvested, beginning of fiscal year	—	¥—	—	¥—
Granted	7,497,800	521.60	11,287,600	521.60
Vested	(2,772,141)	521.60	(1,662,334)	521.60
Forfeited	(13,838)	521.60	(73,425)	521.60

Nonvested, end of fiscal year	4,711,821	¥521.60	9,551,841	¥521.60

Summary of Compensation Costs and Tax Benefits [Table Text Block]

	2017
	The BIP Trust I	The BIP Trust II	The BIP Trust III
	(in millions)
Compensation costs	¥ 1,238	¥ 1,039	¥ 2,112
Tax benefit	379	318	385
Unrecognized compensation costs	1,617	346	—

Stock Bonus Plans [Member] | MUAH [Member]
Summary of Share-based Compensation Restricted Stock Units Award [Table Text Block]

Grant Date	Units Granted	Fair Value of Stock	Vesting Duration	Pro-rata Vesting Date
April 15, 2014	9,135,710	$5.40	3 years	April 15
July 10, 2014	56,056	5.91	3 years	July 10
September 15, 2014	46,552	5.80	3 years	September 15
July 15, 2015	11,469,343	7.18	3 years	July 15
July 15, 2015	550,140	7.18	46 months	May 18
December 16, 2015	486,004	6.43	25 months	January 15
March 15, 2016	44,500	4.96	3 years	March 15
March 15, 2016	167,339	4.96	24 months	March 15
June 15, 2016	16,393,770	4.59	3 years	June 15
July 11, 2016	552,941	4.44	3 years	July 11
October 17, 2016	53,375	4.89	28 months	February 15
Dividend equivalent units credited in 2016	655,622	—	—	—

Roll-forward of Restricted Stock Units under Stock Bonus Plans [Table Text Block]

	Restricted Stock Units
	2015	2016
Units outstanding, beginning of fiscal year	15,101,489	19,409,109
Activity during the year:
Granted	12,505,487	17,867,547
Vested	(7,423,603)	(9,901,422)
Forfeited	(774,264)	(812,128)
Other	—	120,286

Units outstanding, end of fiscal year	19,409,109	26,683,392

Summary of Compensation Costs and Tax Benefits [Table Text Block]

	2014	2015	2016
	(in millions)
Compensation costs	¥3,599	¥6,537	¥7,292
Tax benefit	1,376	2,542	2,830
Unrecognized compensation costs	5,063	7,598	11,183